Basis of preparation - Schedule of discontinued operation for cash flow (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from Operating activities
Net income for the period	$ (7,414)	$ (169)	$ 4,349
Adjustments for:
Pension and medical benefits (actuarial expense)	2,018	2,569	2,194
Depreciation, depletion and amortization	11,912	13,166	13,834
Foreign exchange, indexation and finance charges	7,941	9,413	7,483
Deferred income taxes, net	370	400	(738)
Decrease (Increase) in assets
Trade and other receivables, net	(1,535)	(879)	(6)
Other assets	461	(126)	(116)
Increase (Decrease) in liabilities
Trade payables	858	(121)	(1,036)
Pension and medical benefits	(1,002)	(876)	(726)
Other liabilities	411	(343)	45
Income taxes paid	(2,566)	(769)	(281)
Discontinued operation - Net cash provided by operating activities	906	397	806
Cash flows from Investing activities
Divestment (Investment) in marketable securities	705	(861)	223
Discontinued operation - Net cash (used in) provided by investing activities	(44)	727	(61)
Cash flows from Financing activities
Proceeds from financing	10,707	27,075	18,897
Repayment of principal	(34,013)	(33,618)	(30,615)
Repayment of interest	(5,703)	(6,500)	(6,769)
Dividends paid to Shareholders of Petrobras	(625)
Discontinued operation - Net cash used in financing activities	(156)	(1,177)	(792)
Effect of exchange rate changes on cash and cash equivalents	(620)	(125)	451
Net increase (decrease) in cash and cash equivalents	(8,620)	1,314	(3,853)
Cash and cash equivalents at the beginning of the year	22,519	21,205	25,058
Cash and cash equivalents at the end of the year	13,899	22,519	21,205
Discontinued operations [member]
Cash flows from Operating activities
Net income for the period	843	359	(81)
Adjustments for:
Pension and medical benefits (actuarial expense)	121	158	110
Depreciation, depletion and amortization	115	142	131
Foreign exchange, indexation and finance charges	(644)	188	393
Deferred income taxes, net	395	68	(175)
Others	7		182
Decrease (Increase) in assets
Trade and other receivables, net	467	(50)	142
Other assets	103	(265)	(166)
Increase (Decrease) in liabilities
Trade payables	(168)	9	(114)
Pension and medical benefits	(3)	(43)	(40)
Other liabilities	(325)	(139)	516
Income taxes paid	(5)	(30)	(92)
Discontinued operation - Net cash provided by operating activities	906	397	806
Cash flows from Investing activities
Acquisition of PP&E and intangibles assets	(116)	(93)	(116)
Divestment (Investment) in marketable securities	72	817	55
Others		3
Discontinued operation - Net cash (used in) provided by investing activities	(44)	727	(61)
Cash flows from Financing activities
Equity contributions		1,944
Proceeds from financing	244
Repayment of principal	(49)	(2,478)	(44)
Repayment of interest	(88)	(481)	(540)
Dividends paid to Shareholders of Petrobras		(210)
Dividends paid	(263)	(210)	(208)
Others		48
Discontinued operation - Net cash used in financing activities	(156)	(1,177)	(792)
Effect of exchange rate changes on cash and cash equivalents	1	1	41
Net increase (decrease) in cash and cash equivalents	707	(52)	(6)
Cash and cash equivalents at the beginning of the year	149	201	207
Cash and cash equivalents at the end of the year	$ 856	$ 149	$ 201